Statement to Securityholder

Ally Auto Receivables Trust 2016-1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2016-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	1/27/2016

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2016-1

5. Collateral Summary	Collection Period, Begin:	12/1/2015

	Collection Period, End:	1/31/2016

6. Charge-Off and Delinquency Rates	Determination Date:	2/10/2016

7. Credit Instruments	Distribution Date:	2/16/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2016-1
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02007CAA0	200,000,000.00	200,000,000.00	0.68000000	73,544,519.53	75,555.56	73,620,075.09	0.00	0.00	126,455,480.47
A-2a	02007CAB8	236,000,000.00	236,000,000.00	1.20000000	0.00	141,600.00	141,600.00	0.00	0.00	236,000,000.00
A-2b	02007CAC6	140,000,000.00	140,000,000.00	0.93060000	0.00	72,380.00	72,380.00	0.00	0.00	140,000,000.00
A-3	02007CAD4	321,000,000.00	321,000,000.00	1.47000000	0.00	235,935.00	235,935.00	0.00	0.00	321,000,000.00
A-4	02007CAE2	98,300,000.00	98,300,000.00	1.73000000	0.00	85,029.50	85,029.50	0.00	0.00	98,300,000.00
B		22,140,000.00	22,140,000.00	1.99000000	0.00	22,029.30	22,029.30	0.00	0.00	22,140,000.00
C		18,450,000.00	18,450,000.00	2.29000000	0.00	21,125.25	21,125.25	0.00	0.00	18,450,000.00
D		13,710,000.00	13,710,000.00	2.84000000	0.00	19,468.20	19,468.20	0.00	0.00	13,710,000.00
Deal Totals		1,049,600,000.00	1,049,600,000.00		73,544,519.53	673,122.81	74,217,642.34	0.00	0.00	976,055,480.47

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	1,000.00000000	367.72259765	0.37777780	368.10037545	0.00000000	632.27740235
A-2a	1,000.00000000	0.00000000	0.60000000	0.60000000	0.00000000	1,000.00000000
A-2b	1,000.00000000	0.00000000	0.51700000	0.51700000	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.73500000	0.73500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	0.86500000	0.86500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	0.99500000	0.99500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.14500000	1.14500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	1.42000000	1.42000000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	929.93090746

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2016-1
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	200,000,000.00	1/27/2016	2/15/2016	Actual/360	N/A	N/A	0.68000000	0.68000000	75,555.56
A-2a	236,000,000.00	1/27/2016	2/15/2016	30/360	N/A	N/A	1.20000000	1.20000000	141,600.00
A-2b	140,000,000.00	1/27/2016	2/15/2016	Actual/360	0.43060000	0.50000000	N/A	0.93060000	72,380.00
A-3	321,000,000.00	1/27/2016	2/15/2016	30/360	N/A	N/A	1.47000000	1.47000000	235,935.00
A-4	98,300,000.00	1/27/2016	2/15/2016	30/360	N/A	N/A	1.73000000	1.73000000	85,029.50
B	22,140,000.00	1/27/2016	2/15/2016	30/360	N/A	N/A	1.99000000	1.99000000	22,029.30
C	18,450,000.00	1/27/2016	2/15/2016	30/360	N/A	N/A	2.29000000	2.29000000	21,125.25
D	13,710,000.00	1/27/2016	2/15/2016	30/360	N/A	N/A	2.84000000	2.84000000	19,468.20
    B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	75,555.56	0.00	75,555.56	0.00
A-2a	0.00	141,600.00	0.00	141,600.00	0.00
A-2b	0.00	72,380.00	0.00	72,380.00	0.00
A-3	0.00	235,935.00	0.00	235,935.00	0.00
A-4	0.00	85,029.50	0.00	85,029.50	0.00
B	0.00	22,029.30	0.00	22,029.30	0.00
C	0.00	21,125.25	0.00	21,125.25	0.00
D	0.00	19,468.20	0.00	19,468.20	0.00
Deal Totals	0.00	673,122.81	0.00	673,122.81	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2016-1
4. Collections and Distributions

Collections
Receipts During the Period	75,694,974.11
Administrative Purchase Payments	255,173.79
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	48,391.70
Other Fees or Expenses Paid	0.00
Total Collections	75,998,539.60

Beginning Reserve Account Balance	2,635,875.59
Total Available Amount	78,634,415.19

Distributions
Total Available Amount	78,634,415.19
Basic Servicing Fee	1,777,897.26
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	610,500.06
First Priority Principal Distributable Amount	8,765,504.43
Aggregate Class B Interest Distributable Amount	22,029.30
Second Priority Principal Distributable Amount	22,140,000.00
Aggregate Class C Interest Distributable Amount	21,125.25
Third Priority Principal Distributable Amount	18,450,000.00
Aggregate Class D Interest Distributable Amount	19,468.20
Fourth Priority Principal Distributable Amount	13,710,000.00
Reserve Account Deposit	2,635,875.59
Noteholders' Regular Principal Distributable Amount	10,479,015.10
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	3,000.00
Excess Total Available Amount to the Certificateholders	0.00

Supplemental Servicing Fees	62,691.72
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	600.00

Statement to Securityholder

Ally Auto Receivables Trust 2016-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	58,961	58,961	57,313
Deal Totals	Aggregate Receivables Principal Balance	1,054,350,237.90	1,054,350,237.90	986,534,495.57
	Aggregate Amount Financed	1,066,738,356.26	1,066,738,356.26	997,815,225.62

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	4.27000000	4.27000000	4.28462702	65.55	65.55	65.59	53.95	53.95	52.31

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.27%	1.08%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2016-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,014,204,601.01	2	24,940.91	12,470.46	0.0295%	57,313	51	0.0890%
Preceding	1,048,666,166.33	0	0.00	0.00	0.0000%	58,114	5	0.0086%
Next Preceding	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Third Preceding	N/A	N/A	N/A	N/A	N/A	Three Month Average		N/A
Four Month Average					N/A

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,066,738,356.26	24,940.91	0.0023%	31 - 60 days	376	6,724,672.71	0.6739%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	50	898,918.98	0.0901%
with the prospectus for Ally Auto Receivables Trust 2016-1 related to delinquencies,				91 - 120 days	1	47,443.34	0.0048%
charge-offs or uncollectible accounts.				> 120 days	0	0.00	0.0000%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	43	546,303.85
				Current Period	37	624,107.16
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	4	81,124.88
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	76	1,089,286.13
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2016-1

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,635,875.59	2,635,875.59	0.00	0.00	0.00	2,635,875.59	2,635,875.59

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	NO
Initial Overcollateralization	4,750,237.90
Current Overcollateralization	10,479,015.10
Overcollateralization Target	13,706,553.09

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
61+ Delinquencies	0.01%	0.09%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.30%	1.30%	1.30%	1.30%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2016-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2016-1 will perform in the future.